N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Polaris Advisory VA (Version 1) 333-223017 | PolarisIncomeMaxOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Advisory VA (Version 1) 333-223017 | PolarisIncomeMaxTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Advisory VA (Version 1) 333-223017 | PolarisIncomePlusDailyFlexOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Advisory VA (Version 1) 333-223017 | PolarisIncomePlusDailyFlexTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%